Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

5 Cash and cash equivalents

		2022	2021

Cash
Domestic market		517,236	676,083
Foreign market	(i)	5,556,972	4,374,739
Cash equivalents
Domestic market		3,684,999	1,141,221
Foreign market	(i)	2,707,267	2,488,643
Total		12,466,474	8,680,686

(i)	On December 31, 2022, it includes R$931,991 of cash and R$1,252,341 of cash equivalents (2021: R$1,267,582 of cash and R$505,749 of cash equivalents) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.

Cash equivalents are represented mainly by fixed-income instruments and time deposits, such as bank deposit certificates (“CDBs”), treasury bonds, financial bills, debentures, and shares of fixed income investment funds. These assets may be directly held by the Company or through its exclusive funds, FIM Júpiter and FIM Netuno. Average yield of cash equivalents is presented jointly with financial investments (see note 6).

The cash equivalents abroad consist of fixed income instruments (Time Deposit) and interest bearing accounts.